Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 24.2%
Banco de Chile	696,614,034	$132,090,834
Banco de Credito e Inversiones SA	821,470	47,037,738
Banco Itau Chile SA	1,529,543	29,251,781
Banco Santander Chile	600,624,614	44,876,335
		253,256,688
Beverages — 3.4%
Cia Cervecerias Unidas SA	3,016,344	20,280,979
Vina Concha y Toro SA	13,635,365	15,203,128
		35,484,107
Broadline Retail — 6.7%
Falabella SA	8,610,125	55,864,051
Ripley Corp. SA	29,815,980	14,479,790
		70,343,841
Consumer Staples Distribution & Retail — 5.6%
Cencosud SA	14,233,588	44,701,361
SMU SA	84,522,419	13,647,541
		58,348,902
Electric Utilities — 6.0%
Enel Americas SA	221,354,965	21,461,067
Enel Chile SA	307,577,256	23,859,125
Engie Energia Chile SA	12,037,170	17,455,699
		62,775,891
Financial Services — 1.6%
Inversiones La Construccion SA	964,080	16,589,763
Independent Power and Renewable Electricity Producers — 2.4%
Colbun SA	165,408,313	25,508,572
Marine Transportation — 1.2%
Cia. Sud Americana de Vapores SA	241,770,913	12,607,158
Metals & Mining — 1.4%
CAP SA(a)	2,081,922	14,505,580
Paper & Forest Products — 2.9%
Empresas CMPC SA	21,821,020	30,562,311
Passenger Airlines — 11.2%
Latam Airlines Group SA	4,842,160,408	116,961,404
Real Estate Management & Development — 7.1%
Parque Arauco SA	12,692,021	40,804,865
Plaza SA	9,772,724	33,628,287
		74,433,152
Security	Shares	Value
Specialty Retail — 4.1%
Empresas Copec SA	6,014,003	$42,799,994
Water Utilities — 3.6%
Aguas Andinas SA, Class A	58,226,506	23,079,071
Inversiones Aguas Metropolitanas SA	13,639,805	14,536,360
		37,615,431
Wireless Telecommunication Services — 1.9%
Empresa Nacional de Telecomunicaciones SA	3,835,038	19,398,719
Total Common Stocks — 83.3% (Cost: $640,722,210)		871,191,513
Preferred Stocks
Beverages — 3.2%
Embotelladora Andina SA, Class B, Preference Shares	7,323,045	33,215,561
Chemicals — 13.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,189,310	140,543,899
Total Preferred Stocks — 16.6% (Cost: $110,978,582)		173,759,460
Total Long-Term Investments — 99.9% (Cost: $751,700,792)		1,044,950,973
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(b)(c)	390,000	390,000
Total Short-Term Securities — 0.0% (Cost: $390,000)		390,000
Total Investments — 99.9% (Cost: $752,090,792)		1,045,340,973
Other Assets Less Liabilities — 0.1%		908,707
Net Assets — 100.0%		$1,046,249,680

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$710,000	$—	$(320,000)(a)	$—	$—	$390,000	390,000	$2,395	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/19/25	$138	$1,678
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$871,191,513	$—	$—	$871,191,513
Preferred Stocks	173,759,460	—	—	173,759,460
Short-Term Securities
Money Market Funds	390,000	—	—	390,000
	$1,045,340,973	$—	$—	$1,045,340,973
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,678	$—	$—	$1,678

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.